Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
May 31, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 7.9%
6,405	Activision Blizzard, Inc.	$461,032
274	Alphabet, Inc. - Class A (a)	392,784
11,728	AT&T, Inc.	361,926
29,491	CenturyLink, Inc. (b)	289,897
836	Charter Communications, Inc. - Class A (a)	454,783
9,381	Comcast Corporation - Class A	371,488
16,470	Discovery, Inc. - Series A (a)(b)	358,223
3,905	Electronic Arts, Inc. (a)	479,846
13,657	Fox Corporation - Class A (b)	398,375
1,554	IAC/InterActiveCorp (a)	420,155
2,994	Liberty Broadband Corporation - Class A (a)	403,262
19,726	Liberty Global plc - Class A (a)	418,980
4,929	Match Group, Inc. (a)(b)	438,879
1,011	Netflix, Inc. (a)	424,347
5,857	Omnicom Group, Inc. (b)	320,905
3,659	Spotify Technology SA (a)(b)	662,022
3,410	Take-Two Interactive Software, Inc. (a)	464,340
4,153	T-Mobile US, Inc. (a)(b)	415,466
9,455	Verizon Communications, Inc.	542,528
2,958	Walt Disney Company	346,973
		8,426,211
	Consumer Discretionary - 9.0%
216	Amazon.com, Inc. (a)	527,552
336	AutoZone, Inc. (a)	385,681
518	Chipotle Mexican Grill, Inc. (a)	520,025
2,863	Dollar General Corporation	548,294
5,216	Dollar Tree, Inc. (a)	510,490
1,761	Domino’s Pizza, Inc.	679,463
12,153	eBay, Inc. (b)	553,448
2,338	Ferrari NV - ADR (b)	394,444
4,436	Garmin, Ltd.	399,994
6,123	Hilton Worldwide Holdings, Inc.	485,615
5,307	Marriott International, Inc. - Class A	469,670
1,749	McDonald’s Corporation (b)	325,874
825	O’Reilly Automotive, Inc. (a)	344,223
1,699	Pool Corporation	457,065
9,793	Service Corporation International	386,138
3,856	Target Corporation	471,704
5,304	Tiffany & Company	679,601
4,396	Tractor Supply Company (b)	536,400
12,215	Yum China Holdings, Inc.	566,043
4,709	Yum! Brands, Inc.	422,539
		9,664,263
	Consumer Staples - 14.2%
10,386	Altria Group, Inc.	405,574
8,938	Archer-Daniels-Midland Company	351,353
5,768	Brown-Forman Corporation - Class B (b)	380,284
12,580	Campbell Soup Company (b)	641,328
7,352	Church & Dwight Company, Inc. (b)	551,915
3,841	Clorox Company	792,205
8,169	Coca-Cola Company	381,329
7,523	Coca-Cola European Partners plc	283,617
5,647	Colgate-Palmolive Company	408,448
19,532	Conagra Brands, Inc.	679,518
2,088	Constellation Brands, Inc. - Class A	360,598
1,510	Costco Wholesale Corporation	465,790

1,999	Estee Lauder Companies, Inc. - Class A (b)	394,743
9,966	General Mills, Inc.	628,257
2,477	Hershey Company	336,079
11,642	Hormel Foods Corporation (b)	568,479
5,688	JM Smucker Company (b)	648,034
8,432	Kellogg Company (b)	550,694
17,528	Keurig Dr Pepper, Inc. (b)	489,382
3,281	Kimberly-Clark Corporation	464,065
11,769	Kraft Heinz Company (b)	358,601
26,452	Kroger Company	862,863
5,760	Lamb Weston Holdings, Inc.	345,946
2,531	McCormick & Company, Inc.	443,330
8,107	Molson Coors Beverage Company - Class B (b)	307,742
6,538	Mondelez International, Inc. - Class A	340,761
5,684	Monster Beverage Corporation (a)	408,736
2,400	PepsiCo, Inc.	315,720
4,368	Philip Morris International, Inc.	320,436
3,259	Procter & Gamble Company	377,783
6,725	Tyson Foods, Inc. - Class A (b)	413,184
8,824	Walgreens Boots Alliance, Inc.	378,903
3,915	Walmart, Inc.	485,695
		15,141,392
	Energy - 1.1%
20,647	Cabot Oil & Gas Corporation	409,636
10,526	Cheniere Energy, Inc. (a)	466,828
7,287	Exxon Mobil Corporation	331,340
		1,207,804
	Financials - 6.6%
3,034	Allstate Corporation	296,756
1,981	Aon plc - Class A	390,158
3,690	Arthur J. Gallagher & Company (b)	347,893
1,818	Berkshire Hathaway, Inc. - Class B (a)	337,384
8,244	Brown & Brown, Inc.	331,409
3,996	Cboe Global Markets, Inc. (b)	425,414
2,397	Chubb, Ltd.	292,290
1,596	CME Group, Inc. (b)	291,430
2,562	Credicorp, Ltd.	353,095
1,431	Everest Re Group, Ltd.	283,925
12,944	Fidelity National Financial, Inc.	412,914
4,001	Intercontinental Exchange, Inc.	389,097
905	MarketAxess Holdings, Inc. (b)	460,274
3,634	Marsh & McLennan Companies, Inc. (b)	384,913
2,742	Nasdaq, Inc.	324,817
4,981	Progressive Corporation	386,924
2,183	RenaissanceRe Holdings, Ltd.	366,438
9,077	Tradeweb Markets, Inc. - Class A	598,719
1,748	Willis Towers Watson plc	354,669
		7,028,519
	Health Care - 28.0% (c)
3,714	Abbott Laboratories	352,533
7,478	AbbVie, Inc.	692,985
4,202	Agilent Technologies, Inc.	370,364
3,992	Alexion Pharmaceuticals, Inc. (a)(b)	478,641
3,613	Alnylam Pharmaceuticals, Inc. (a)	488,731
3,616	AmerisourceBergen Corporation	344,749
1,641	Amgen, Inc.	376,938
4,118	Baxter International, Inc.	370,661
1,681	Becton Dickinson and Company (b)	415,089
1,071	Biogen, Inc. (a)(b)	328,893
3,796	BioMarin Pharmaceutical, Inc. (a)	404,464
928	Bio-Rad Laboratories, Inc. - Class A (a)	455,945
2,191	Bio-Techne Corporation	580,178
7,585	Bristol-Myers Squibb Company	452,976

6,569	Cardinal Health, Inc.	359,259
7,417	Cerner Corporation (b)	540,699
744	Chemed Corporation	356,011
1,085	Cooper Companies, Inc. (b)	343,923
6,018	CVS Health Corporation	394,600
2,460	Danaher Corporation	409,861
9,210	DENTSPLY SIRONA, Inc. (b)	428,449
1,412	DexCom, Inc. (a)(b)	534,174
1,573	Edwards Lifesciences Corporation (a)	353,485
2,523	Eli Lilly & Company	385,893
7,443	Gilead Sciences, Inc.	579,289
7,618	Henry Schein, Inc. (a)(b)	462,565
3,013	Hill-Rom Holdings, Inc.	306,332
7,400	Hologic, Inc. (a)	392,200
2,369	ICON plc (a)	399,058
1,469	IDEXX Laboratories, Inc. (a)(b)	453,745
1,123	Illumina, Inc. (a)(b)	407,705
4,941	Incyte Corporation (a)(b)	503,537
2,582	Insulet Corporation (a)	486,888
6,523	Ionis Pharmaceuticals, Inc. (a)(b)	366,658
3,007	Johnson & Johnson	447,291
2,370	Masimo Corporation (a)	569,249
2,286	McKesson Corporation	362,720
3,315	Medtronic plc	326,793
4,979	Merck & Company, Inc.	401,905
488	Mettler-Toledo International, Inc. (a)	387,960
57,721	Moderna, Inc. (a)(b)	3,549,841
24,517	Mylan NV (a)	418,505
4,060	Neurocrine Biosciences, Inc. (a)(b)	506,526
5,273	PerkinElmer, Inc.	529,778
11,987	Pfizer, Inc.	457,783
22,408	QIAGEN NV (a)	981,247
4,287	Quest Diagnostics, Inc.	507,067
905	Regeneron Pharmaceuticals, Inc. (a)(b)	554,593
1,695	ResMed, Inc.	272,590
3,160	Seattle Genetics, Inc. (a)	496,784
2,097	STERIS plc	347,871
4,140	Teladoc Health, Inc. (a)(b)	720,609
987	Teleflex, Inc.	358,143
1,186	Thermo Fisher Scientific, Inc.	414,139
2,669	Varian Medical Systems, Inc. (a)(b)	323,990
1,978	Veeva Systems, Inc. - Class A (a)	432,925
1,285	Vertex Pharmaceuticals, Inc. (a)	370,029
1,878	Waters Corporation (a)(b)	375,318
2,488	West Pharmaceutical Services, Inc.	537,507
3,317	Zimmer Biomet Holdings, Inc.	419,070
2,522	Zoetis, Inc.	351,542
		29,999,253
	Industrials - 10.8%
2,482	3M Company	388,284
3,047	Allegion plc	303,786
2,829	Caterpillar, Inc.	339,848
8,246	CH Robinson Worldwide, Inc. (b)	668,998
4,614	Copart, Inc. (a)	412,445
547	CoStar Group, Inc. (a)	359,270
2,714	Equifax, Inc.	416,762
5,601	Expeditors International of Washington, Inc. (b)	427,748
9,703	Fastenal Company (b)	400,346
2,348	General Dynamics Corporation	344,757
1,777	Huntington Ingalls Industries, Inc.	355,204
2,252	IDEX Corporation	358,901
4,468	IHS Markit, Ltd.	310,347
12,600	Ingersoll Rand, Inc. (a)	355,320

3,917	Jacobs Engineering Group, Inc. (b)	329,106
3,447	JB Hunt Transport Services, Inc.	412,502
11,656	Johnson Controls International plc	366,115
1,720	L3Harris Technologies, Inc.	343,054
2,237	Lennox International, Inc. (b)	478,360
881	Lockheed Martin Corporation	342,216
1,027	Northrop Grumman Corporation	344,250
2,578	Old Dominion Freight Line, Inc.	441,071
5,376	PACCAR, Inc.	397,071
4,437	Republic Services, Inc.	379,186
9,560	Southwest Airlines Company	306,876
5,857	Toro Company	416,258
3,700	Trane Technologies plc (b)	333,777
4,097	United Parcel Service, Inc. - Class B (b)	408,512
2,124	Verisk Analytics, Inc.	366,772
3,944	Waste Management, Inc.	421,022
		11,528,164
	Information Technology - 11.3%
1,714	Accenture plc - Class A	345,577
4,650	Akamai Technologies, Inc. (a)(b)	491,970
6,098	Amdocs, Ltd.	379,661
3,353	Atlassian Corporation plc - Class A (a)	621,311
6,766	Black Knight, Inc. (a)	520,847
5,619	Booz Allen Hamilton Holding Corporation	448,171
3,640	Broadridge Financial Solutions, Inc.	440,804
4,112	Check Point Software Technologies, Ltd. (a)(b)	450,963
3,694	Citrix Systems, Inc.	547,155
4,872	DocuSign, Inc. (a)	680,814
19,738	Dropbox, Inc. - Class A (a)	445,487
3,291	F5 Networks, Inc. (a)	476,932
3,114	Gartner, Inc. (a)	378,974
2,448	International Business Machines Corporation (b)	305,755
2,335	Jack Henry & Associates, Inc.	422,308
17,916	Juniper Networks, Inc.	434,642
2,213	Motorola Solutions, Inc.	299,485
30,813	NortonLifeLock, Inc.	701,921
2,624	Okta, Inc. (a)(b)	513,202
5,744	Oracle Corporation	308,855
1,964	Palo Alto Networks, Inc. (a)	462,070
1,537	RingCentral, Inc. - Class A (a)	421,522
3,546	Twilio, Inc. - Class A (a)	700,690
1,400	Tyler Technologies, Inc. (a)	525,434
2,629	VMware, Inc. - Class A (a)(b)	410,834
18,870	Western Union Company (b)	377,777
		12,113,161
	Materials - 4.0%
1,312	Air Products and Chemicals, Inc.	317,045
2,647	Avery Dennison Corporation	292,943
5,153	Ball Corporation (b)	367,203
2,846	International Flavors & Fragrances, Inc. (b)	379,058
1,726	Linde plc	349,239
12,958	Newmont Corporation	757,654
3,651	Packaging Corporation of America (b)	370,248
3,658	PPG Industries, Inc.	371,909
4,524	RPM International, Inc.	338,305
604	Sherwin-Williams Company	358,685
3,408	Vulcan Materials Company	369,155
		4,271,444
	Utilities - 6.9%
6,878	Alliant Energy Corporation	339,498
4,032	Ameren Corporation	301,311
4,666	American Electric Power Company, Inc.	397,778
2,572	American Water Works Company, Inc.	326,644

3,217	Atmos Energy Corporation	330,643
5,808	CMS Energy Corporation	340,233
4,696	Consolidated Edison, Inc.	352,482
3,604	Dominion Energy, Inc.	306,376
3,508	Duke Energy Corporation (b)	300,390
4,991	Edison International (b)	290,027
3,552	Eversource Energy	297,302
6,266	FirstEnergy Corporation	264,801
1,320	NextEra Energy, Inc.	337,339
11,156	NiSource, Inc.	265,847
10,145	NRG Energy, Inc.	365,727
3,697	Pinnacle West Capital Corporation	287,996
11,072	PPL Corporation	309,352
7,136	Public Service Enterprise Group, Inc. (b)	364,221
2,228	Sempra Energy	281,419
4,912	Southern Company	280,328
19,230	Vistra Energy Corporation	393,061
3,745	WEC Energy Group, Inc. (b)	343,529
5,374	Xcel Energy, Inc. (b)	349,471
		7,425,775
	TOTAL COMMON STOCKS (Cost $92,423,935)	106,805,986

	SHORT-TERM INVESTMENTS - 0.0% (d)
	Money Market Funds - 0.0% (d)
49,525	Invesco Government & Agency Portfolio - Institutional Class, 0.12% (e)	49,525
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,525)	49,525

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.5%
	Private Funds - 24.5%
26,191,356	Mount Vernon Liquid Assets Portfolio, LLC, 0.33% (e)	26,191,356
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,191,356)	26,191,356

	Total Investments (Cost $118,664,816) - 124.3%	133,046,867
	Liabilities in Excess of Other Assets - (24.3)%	(25,995,878)
	TOTAL NET ASSETS - 100.0%	$107,050,989

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2020. The total value of securities on loan is $26,221,284.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the annualized seven-day yield as of May 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Nationwide Risk-Based U.S. Equity ETF^
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$106,805,986	$-	$-	$106,805,986
Short-Term Investments	49,525	-	-	49,525
Investments Purchased with Proceeds from Securities Lending	-	26,191,356	-	26,191,356
Total Investments in Securities	$106,855,511	$26,191,356	$-	$133,046,867

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2020, the Fund did not recognize any transfers to or from Level 3.